Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 31, 2017
Schedule I Condensed Financial Information of Parent Company
Condensed Balance Sheets
Additional Information - Financial Statement Schedule I
Condensed Financial Information of Parent Company
BALANCE SHEETS
(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

	As of December 31,
	2016	2017
ASSETS

Current assets:
Cash and cash equivalents	$15,694	$97,697
Prepaid expenses and other current assets	-	5,179
Amounts due from subsidiaries	1,127,402	1,144,420

Total current assets	1,143,096	1,247,296

Long-term investments	232,952	209,605
Investment in subsidiaries	(529,991)	(687,629)

TOTAL ASSETS	$846,057	$769,272

LIABILITIES AND EQUITY

Current liabilities:
Short-term debt	30,000	-
Long-term debt - current	-	52,604
Accrued expenses and other current liabilities	1,446	15,508
Amounts due to related party	10,692	-

Total current liabilities	42,138	68,112

Long-term liabilities	52,604	20,000
Other non-current liabilities	12,849	6,356

TOTAL LIABILITIES	$107,591	$94,468

Equity:
Class A ordinary shares, $0.001 par value, 3,000,000,000 shares authorized, 719,651,418 and 726,549,453 shares issued and outstanding as of December 31, 2016 and 2017, respectively	720	727
Class B ordinary shares, $0.001 par value, 500,000,000 shares authorized, 305,388,450 and 305,388,450 shares issued and outstanding as of December 31, 2016 and 2017, respectively	305	305
Additional paid-in capital	1,266,592	1,303,117
Accumulated deficit	(536,034)	(646,461)
Accumulated other comprehensive income	6,883	17,116
Equity	738,466	674,804
TOTAL LIABILITIES AND EQUITY	$846,057	$769,272

Condensed Statements of Operations And Comprehensive (Loss) Income
Additional Information - Financial Statement Schedule I
Condensed Financial Information of Parent Company
STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

	Years ended December 31,
	2015	2016	2017
Selling and marketing	$243	$770	$598
Research and development	780	1,363	1,092
General and administrative	28,811	25,477	33,519

Total operating expenses	29,834	27,610	35,209

Other (loss) income	(528)	307	1,385
Interest income	270	127	223
Interest expenses	(985)	(5,728)	(6,391)
Realized gain on short-term investments	4,102	-	-
(Loss) earnings in equity method investments	(3,516)	(3,968)	9,743
(Loss) gain on disposal of equity method investments	(534)	-	58,335
(Loss) gain on disposal of cost method investments	-	-	37,311
Equity in loss of subsidiaries and variable interest entities	(189,103)	(148,480)	(175,824)

Net loss	$(220,128)	$(185,352)	$(110,427)

Other comprehensive (loss) income, net of tax:
Foreign currency translation	(7,777)	(10,994)	9,585
Net unrealized gain (loss) on available-for-sale investments, net of tax of $nil for the years ended December 31, 2015, 2016 and 2017, respectively	40,695	(18,518)	3,891
Transfer to statements of operations of realized gain on available-for-sale securities, net of tax of $nil for the years ended December 31, 2015, 2016 and 2017, respectively	(3,568)	(729)	(3,243)

Other comprehensive income (loss)	$29,350	$(30,241)	$10,233
Comprehensive loss	$(190,778)	$(215,593)	$(100,194)

Condensed Statements of Cash Flows
Additional Information - Financial Statement Schedule I
Condensed Financial Information of Parent Company
STATEMENTS OF CASH FLOWS
(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

	Years ended December 31,
	2015	2016	2017
Cash flows from operating activities:
Net loss	$(220,128)	$(185,352)	$(110,427)
Equity in income of subsidiaries and variable interest entities	189,103	148,480	175,824
Share-based compensation expense	24,575	23,544	28,016
Gain on disposal of cost method investment	-	-	(37,311)
Exchange loss (gain) on offshore accounts	376	3	(1)
Gain on short-term investments and fair value change of derivatives	(4,102)	-	-
Loss (earnings) in equity method investment	4,050	3,968	(68,078)
Fair value change of liability-classified warrant	-	(105)	(195)

Changes in operating assets and liabilities:
Prepaid expenses and other current assets	2,796	107	(294)
Accrued expenses and other current liabilities	(5,040)	(1,689)	1,902
Other non-current liabilities	966	5,332	5,862
Increase in amounts due from subsidiaries	(128,551)	(65,055)	(27,710)

Net cash used in operating activities	(135,955)	(70,767)	(32,412)

Cash flows from investing activities:
Restricted cash	(15,370)	15,370	-
Decrease in term deposits	139,514	-	-
Proceeds from sale of available-for-sale securities	33,416	-	-
Proceeds from principal return on SoFi Loan Note	984	5,879	-
Proceeds from sale of equity method investment	-	18,460	91,926
Proceeds from sale of cost method investment	-	-	32,726
Capital distribution received from equity method investees	9,854	-	-
Dividend received from available-for-sale securities	137	-	-
Purchase of equity method investment	(172,331)	(1,000)	(500)
Purchase of cost method investment	(300)	-	-

Net cash (used in) provided by investing activities	(4,096)	38,709	124,152

Cash flows from financing activities:
Repurchase of ordinary shares	(10,292)	-	-
Proceeds from exercise of share options	1,231	1,430	262
Proceeds from borrowings	159,260	30,000	-
Restricted cash for debt borrowings	(100,000)	100,000	-
Repayment of borrowings	-	(100,000)	(10,000)
Proceeds from loan from a related party	-	10,692	-

Net cash provided by (used in) financing activities	50,199	42,122	(9,738)

Net (decrease) increase in cash and cash equivalents	(89,852)	10,064	82,002
Cash and cash equivalents at beginning of year	95,485	5,633	15,694
Effect of exchange rate changes	-	(3)	1
Cash and cash equivalents at end of year	$5,633	$15,694	$97,697